United States
              SECURITIES AND EXCHANGE COMMISSION
                   WASHINGTON, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:  December 31, 1999

Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.): [  ] is a restatement
                        [  ] adds new holdings entries

Institutional Investment Manager Filing this Report:


Name:         Mitchell Capital Management
Address: 4600 Madison, Suite 200
         Kansas City, MO  64112

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person signing this Report on Behalf of Reporting Manager:


Name:    Teresa Burch
Title:   Director of Operations
Phone:   816-561-4780


______________________________    Kansas City, Missouri         _____________
Signature                                             Date


Report Type   (Check only one.):

[X ]     13F Holdings Report
[  ]     13F Notice
[  ]     13F Combination Report

                            FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:          348

Form 13F Information Table Value Total:          19676.361

                                                                  FORM 13F
INFORMATION TABLE
                                                           VALUE   SHARES/  SH/
PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN
CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- ---
---- ------- ------------ -------- -------- --------
AFLAC Inc (A+)                 Common Stocks    001055102     5071   107475 SH
     SOLE                   107475
Abbott Labs (A+)               Common Stocks    002824100      305     8400 SH
     SOLE                     8400
Acxiom Corp (B)                Common Stocks    005125109     3766   156900 SH
     SOLE                   156900
Air Express Intl (B+)          Common Stocks    009104100     6658   206238 SH
     SOLE                   206238
America Online Inc (B-)        Common Stocks    02364J104     5710    75260 SH
     SOLE                    75260
American Express (B+)          Common Stocks    025816109     7362    44280 SH
     SOLE                    44280
American Intl Group (A+)       Common Stocks    026874107     3239    29956 SH
     SOLE                    29956
American Power Conversion (B+) Common Stocks    029066107     7779   294950 SH
     SOLE                   294950
Applied Materials Inc (B)      Common Stocks    038222105     7908    62425 SH
     SOLE                    62425
BP Amoco PLC ADR (NR)          Common Stocks    055622104     2644    44577 SH
     SOLE                    44577
Ballard Power (B-)             Common Stocks    05858H104     1463    51900 SH
     SOLE                    51900
Bell Atlantic (B+)             Common Stocks    077853109      305     4962 SH
     SOLE                     4962
Block H & R Inc (A-)           Common Stocks    093671105      302     6900 SH
     SOLE                     6900
Bristol Myers (A)              Common Stocks    110122108      230     3580 SH
     SOLE                     3580
CSG Systems (NR)               Common Stocks    126349109     5120   128400 SH
     SOLE                   128400
Cass Commercial Corp (NR)      Common Stocks                   425    21000 SH
     SOLE                    21000
Cigna Corp (B+)                Common Stocks                   209     2600 SH
     SOLE                     2600
Cisco Systems Inc (B+)         Common Stocks    17275R102     9757    91082 SH
     SOLE                    91082
Coca Cola (A+)                 Common Stocks    191216100      782    13420 SH
     SOLE                    13420
Computer Science(B+)           Common Stocks    205363104     6295    66530 SH
     SOLE                    66530
De Vry Inc. (B)                Common Stocks    251893103     1804    96200 SH
     SOLE                    96200
Disney Walt (B+)               Common Stocks    254687106      290     9900 SH
     SOLE                     9900
EMC Corp. (B)                  Common Stocks    268648102     2559    23425 SH
     SOLE                    23425
Elan Corp PLC - sp ADR (NR)    Common Stocks    284131208     2696    91400 SH
     SOLE                    91400
Express Scripts (NR)           Common Stocks    302182100     5546    86650 SH
     SOLE                    86650
Exxon/Mobil Corp (A)           Common Stocks    302290101     3310    41081 SH
     SOLE                    41081
Firstar (NR)                   Common Stocks    33763V109      465    22001 SH
     SOLE                    22001
General Elec (A+)              Common Stocks    369604103     1625    10500 SH
     SOLE                    10500
Gillette Co (A)                Common Stocks                   311     7550 SH
     SOLE                     7550
Home Depot Inc (A+)            Common Stocks                   589     8564 SH
     SOLE                     8564
Incyte Pharmaceuticals (NR)    Common Stocks    45337C102     4029    67150 SH
     SOLE                    67150
Intel Corp (A-)                Common Stocks    458140100     5325    64690 SH
     SOLE                    64690
JDS Uniphase Corp (C)          Common Stocks    46612J101    24721   153250 SH
     SOLE                   153250
Johnsn & Johnsn (A+)           Common Stocks    478160104     5311    56950 SH
     SOLE                    56950
Johnson Controls (A+)          Common Stocks    478366107     5085    89410 SH
     SOLE                    89410
Kansas City Southern Ind. (B+) Common Stocks    `              246     3300 SH
     SOLE                     3300
Leggett & Platt (A)            Common Stocks    524660107      261    12192 SH
     SOLE                    12192
Lucent Tech (NR)               Common Stocks    549463107      582     7762 SH
     SOLE                     7762
MBNA Corp (A)                  Common Stocks    55262L100      290    10630 SH
     SOLE                    10630
MCI Worldcom (B)               Common Stocks    55268B106     4130    77841 SH
     SOLE                    77841
McDonald's (A+)                Common Stocks    580135101      355     8800 SH
     SOLE                     8800
Merck & Co Inc. (A+)           Common Stocks    589331107     5112    76085 SH
     SOLE                    76085
Microsoft Corp (A-)            Common Stocks                  1660    14220 SH
     SOLE                    14220
Motorola Inc (A)               Common Stocks    620076109      230     2400 SH
     SOLE                     2400
Nabors Industries Inc (B)      Common Stocks    629568106     2404    77700 SH
     SOLE                    77700
OTR Express  (B-)              Common Stocks                    26    16390 SH
     SOLE                    16390
Omi Corporation New (NR)       Common Stocks                    21    10000 SH
     SOLE                    10000
Paychex Inc (A+)               Common Stocks                   236     5905 SH
     SOLE                     5905
Procter & Gamble (A)           Common Stocks                   423     3860 SH
     SOLE                     3860
Protective Life Corp (A+)      Common Stocks    743674103     2209    69450 SH
     SOLE                    69450
Qwest Comm Intl (NR)           Common Stocks    749121109     3715    86400 SH
     SOLE                    86400
Royal Dutch Pete (A-)          Common Stocks    780257705      648    10700 SH
     SOLE                    10700
SBC Communications Inc. (A-)   Common Stocks    845333103      230     4722 SH
     SOLE                     4722
Schering Plough (A+)           Common Stocks    806605101      318     7500 SH
     SOLE                     7500
Starbucks Corp (NR)            Common Stocks    855244109     2475   102080 SH
     SOLE                   102080
Sun Microsystems (B+)          Common Stocks    866810104    12646   163300 SH
     SOLE                   163300
Sungard Data (B+)              Common Stocks    867363103     4366   183850 SH
     SOLE                   183850
Teligent Inc. (NR)             Common Stocks    87959Y103     3696    59850 SH
     SOLE                    59850
Transocean Offshore Inc (NR)   Common Stocks    893817106     3140    93200 SH
     SOLE                    93200
Tyco Intl LTD (B+)             Common Stocks    902124106     2063    52900 SH
     SOLE                    52900
Wash. Gas Lt (A-)              Common Stocks    938837101      212     7700 SH
     SOLE                     7700
Yellow Freight (C)             Common Stocks                   504    30000 SH
     SOLE                    30000
Battle Mountain Gold                            071593AA5       15    20000 PRN
     SOLE                    20000
T Rowe Price Spectrum Growth                    779906205      348 19676.361SH
     SOLE                19676.361